Segmental analysis - Net fees and commissions (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Fees and commissions receivable
Payment services	£ 409	£ 405
Credit and debit card fees	326	331
Lending (credit facilities)	463	529
Brokerage	66	88
Investment management	143	121
Trade finance	73	88
Underwriting fees	115	67
Other	51	37
Fees and commissions receivable	1,646	1,666
Fees and commissions payable	(451)	(448)
Net fees and commissions	1,195	1,218
Personal and Business Banking (PBB)
Fees and commissions receivable
Net fees and commissions	589	615
UK Personal & Business Banking
Fees and commissions receivable
Payment services	223	208
Credit and debit card fees	257	263
Lending (credit facilities)	237	253
Brokerage	37	47
Investment management	25	40
Trade finance	1
Other	3	4
Fees and commissions receivable	783	815
Fees and commissions payable	(237)	(247)
Net fees and commissions	546	568
Ulster Bank RoI
Fees and commissions receivable
Payment services	12	14
Credit and debit card fees	12	14
Lending (credit facilities)	15	15
Brokerage	4	7
Investment management	2	2
Trade finance	1
Fees and commissions receivable	46	52
Fees and commissions payable	(3)	(5)
Net fees and commissions	43	47
Commercial and Private Banking (CPB)
Fees and commissions receivable
Net fees and commissions	560	599
Commercial Banking
Fees and commissions receivable
Payment services	145	152
Credit and debit card fees	51	48
Lending (credit facilities)	154	208
Investment management		18
Trade finance	66	81
Underwriting fees	22
Other	29	30
Fees and commissions receivable	467	537
Fees and commissions payable	(23)	(21)
Net fees and commissions	444	516
Private Banking
Fees and commissions receivable
Payment services	17	18
Credit and debit card fees	6	6
Lending (credit facilities)	1	1
Brokerage	3	4
Investment management	95	57
Trade finance	1
Other	8	10
Fees and commissions receivable	131	96
Fees and commissions payable	(15)	(13)
Net fees and commissions	116	83
RBS International
Fees and commissions receivable
Payment services	11	13
Lending (credit facilities)	17	6
Brokerage		1
Investment management	21	3
Trade finance	2	3
Other	1
Fees and commissions receivable	52	26
Fees and commissions payable		(4)
Net fees and commissions	52	22
NatWest Markets
Fees and commissions receivable
Payment services	1
Lending (credit facilities)	39	46
Brokerage	22	29
Investment management		1
Trade finance	2	4
Underwriting fees	93	67
Other	66	105
Fees and commissions receivable	223	252
Fees and commissions payable	(230)	(262)
Net fees and commissions	(7)	(10)
Central Items & other
Fees and commissions receivable
Other	(56)	(112)
Fees and commissions receivable	(56)	(112)
Fees and commissions payable	57	104
Net fees and commissions	£ 1	£ (8)